Taxation - Schedule of Components Loss Before Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
United Kingdom	$ (620,591)	$ (447,808)	$ (83,049)
United States	(993,786)	(73,789)	(177,582)
Foreign Other	(300,409)	326,159	74,718
Loss from operations before taxes	$ (1,914,786)	$ (195,438)	$ (185,913)